Business and Summary of Significant Accounting Policies (Other Assets) (Details) (USD $)			12 Months Ended
	Jan. 01, 2013	Jan. 03, 2012	Jan. 01, 2013 Trademarks [Member]	Jan. 01, 2013 August 2012 Credit Facility Amendment [Member]	Jan. 03, 2012 2011 Credit Facility [Member]
Finite-Lived Intangible Assets [Line Items]
Debt issuance costs	$ 1,000,000	$ 3,500,000
Accumulated amortization of debt issuance costs	500,000	700,000		800,000	900,000
Write off of deferred debt issuance cost				2,600,000	300,000
Estimated useful life of trademark rights			20 years
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	8,000
2014	8,000
2015	8,000
2016	8,000
2017	$ 8,000